Ameritas Life Insurance Corp.
                               ("Ameritas Life")

              Ameritas Life Insurance Corp. Separate Account LLVA
                              ("Separate Account")

                                 Supplement to


                    Ameritas No-Load Variable Annuity (6150)
                          Prospectus Dated May 1, 2011


                        Supplement Dated August 3, 2011


The PORTFOLIO COMPANY OPERATING EXPENSES chart in the prospectus is revised for the Rydex/SGI Russell 2000(R) 1.5X Strategy Fund listed below.

-------------------------------------------------------------------------------------------------------------------------
                                                               Acquired                        Waivers     Total Expenses
-  Subaccount's underlying     Management    12b-1   Other     Fund Fees        Total            and       after Waivers
   Portfolio Name *               Fees       Fees**  Fees         and       Portfolio Fees    Reductions  and Reductions,
                                                               Expenses***                                    if any
-------------------------------------------------------------------------------------------------------------------------
RYDEX/SGI
-------------------------------------------------------------------------------------------------------------------------
Russell 2000(R) 1.5X Strategy     0.90%        -     0.84%       0.03%          1.77%             -             1.77%
-------------------------------------------------------------------------------------------------------------------------

* Short cites are used in this list. The "Investment Options" section uses complete Portfolio names.

** Portfolios pay 12b-1 fees to us pursuant to Rule 12b-1 under the Investment Company Act of 1940, which allows investment companies to pay fees out of portfolio assets to those who sell and distribute portfolio shares. Some portfolios may also pay 0.05 to 0.25 percent of annual portfolio assets for our providing shareholder support and marketing services.

*** Some portfolios invest in other investment companies (the "acquired portfolios"). In these instances, portfolio shareholders indirectly bear the fees and expenses of the acquired portfolios.

Please see the Rydex/SGI Prospectus, Russell 2000(R) 1.5X Strategy Fund for more information.

All other provisions of your Policy remain as stated in your Policy and prospectus.

  Please retain this Supplement with the current prospectus for your variable
                 Policy issued by Ameritas Life Insurance Corp.
    If you do not have a current prospectus, please contact Ameritas Life at
                                1-800-255-9678.